Property, Software and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Software and Equipment, Net [Abstract]
Schedule of Property, Software and Equipment, Net

Property, software and equipment, net, consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Cost
Computer software (1)	$32,812	$33,818
Electronic equipment	14,061	14,549
Vehicles	827	852
Building	721	744
Office equipment and furniture	210	216
Leasehold improvements	120	111
Total	48,751	50,290
Less: accumulated depreciation	(24,556)	(27,503)
Property, software and equipment, net	$24,195	$22,787

(1)	In 2022, a hybrid cloud platform developed with the assistance of a third-party cloud service provider was substantially ready for use and transferred from other non-current assets. The cost of the hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capabilities of internal-used software platforms that provide auto eInsurance service and auto service to customers, as well as Software-As-A-Service (“SaaS”) products offered to business partners as part of our technology services.